Revenues and geographic information (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 45,440	$ 42,206	$ 42,781
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 61,564	$ 73,483
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,308	$ 1,036	$ 926
Net sales (in % of total net sales)	3.00%	2.00%	2.00%
Total of selected non-current assets	$ 19,396	$ 23,708
Selected non-current assets (in % of total selected non-current assets)	32.00%	32.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 17,959	$ 15,935	$ 14,923
Net sales (in % of total net sales)	40.00%	38.00%	35.00%
Total of selected non-current assets	$ 34,059	$ 35,353
Selected non-current assets (in % of total selected non-current assets)	55.00%	48.00%
Germany
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,367	$ 3,101	$ 3,595
Net sales (in % of total net sales)	7.00%	7.00%	8.00%
Total of selected non-current assets	$ 88	$ 2,229
Selected non-current assets (in % of total selected non-current assets)		3.00%
China
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,267	$ 2,948	$ 2,849
Net sales (in % of total net sales)	7.00%	7.00%	7.00%
Total of selected non-current assets	$ 547	$ 599
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Japan
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,924	$ 1,883	$ 2,259
Net sales (in % of total net sales)	4.00%	4.00%	5.00%
Total of selected non-current assets	$ 120	$ 165
France
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,749	$ 1,754	$ 1,955
Net sales (in % of total net sales)	4.00%	4.00%	5.00%
Total of selected non-current assets	$ 3,085	$ 3,188
Selected non-current assets (in % of total selected non-current assets)	5.00%	4.00%
Other
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 15,866	$ 15,549	$ 16,274
Net sales (in % of total net sales)	35.00%	38.00%	38.00%
Total of selected non-current assets	$ 4,269	$ 8,241
Selected non-current assets (in % of total selected non-current assets)	7.00%	12.00%